UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                FORM N-CSR

          CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                           INVESTMENT COMPANIES


Investment Company Act file number 811-03189

Name of Fund:  BlackRock Summit Cash Reserves Fund of
               BlackRock Financial Institutions Series Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 05/31/07

Date of reporting period: 06/01/06 - 05/31/07

Item 1 - Report to Stockholders


ALTERNATIVES   BLACKROCK SOLUTIONS   EQUITIES   FIXED INCOME   LIQUIDITY
REAL ESTATE


BlackRock Summit Cash Reserves Fund
Of BlackRock Financial Institutions Series Trust


ANNUAL REPORT    MAY 31, 2007



(BLACKROCK logo)


NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE



This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Refer to www.blackrock.com to obtain performance data current to the most recent month-end. Statements and other information herein are as dated and are subject to change.


BlackRock Summit Cash Reserves Fund
Of BlackRock Financial Institutions Series Trust
P.O. Box 9011
Princeton, NJ 08543-9011


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BlackRock Summit Cash Reserves Fund


Portfolio Information


                                             As of          As of
Portfolio Composition*                      5/31/07        11/30/06

Certificates of Deposit                        5.8%           6.7%
Certificates of Deposit--European              --             5.5
Certificates of Deposit--Yankee**              9.3            5.5
Commercial Paper                              68.7           52.0
Corporate Notes                                4.5           13.0
Funding Agreements                             3.3            3.2
U.S. Government Agency &
  Instrumentality Obligations--
  Non-Discount                                 8.2           11.4
U.S. Treasury Notes                            0.4            0.4
Repurchase Agreements                          --             3.0
Liabilities in Excess of Other Assets         (0.2)          (0.7)
                                             ------         ------
Total                                        100.0%         100.0%
                                             ======         ======

 * As a percent of net assets.

** U.S. branches of foreign banks.


                                                            As of
Seven-Day Yields                                           5/31/07

Investor A                                                    4.72%
Investor B                                                    3.85



BLACKROCK SUMMIT CASH RESERVES FUND                                MAY 31, 2007



A Letter to Shareholders


Dear Shareholder

The 12 months from May 2006 to May 2007 took global equities on an extraordinary ride. A sharp correction at the start, the first in almost four years, gave way to strength in the latter half of 2006 and early 2007. This rally was interrupted by another set-back at the end of February, before markets resumed their upward march through May 31. Ultimately, the tailwinds of a generally favorable global economic backdrop, tame inflation, relatively low interest rates, still positive earnings growth and attractive valuations prevailed over the headwinds of a weakening U.S. economy, slowing housing market, escalating geopolitical concerns and high energy prices. In fact, both the Dow Jones Industrial Average and the Standard & Poor's 500 Index touched new record highs following the most recent correction.

Mixed economic signals led to volatile behavior in fixed income markets as well. However, from the beginning of 2007 through May 31, short-term bond yields generally fell while longer-term yields increased. This resulted in some re-steepening of the yield curve, which had been flat to inverted throughout 2006. On a year-over-year basis, yields on 30-year Treasury bonds fell 20 basis points (.20%) and 10-year yields fell 22 basis points, while bond prices correspondingly rose. Meanwhile, the Federal Reserve Board (the
Fed) has left the federal funds rate at 5.25% since first pausing in August 2006. While first-quarter gross domestic product growth of 0.6% represented the slowest rate of expansion since 2002, the Fed reiterated its view that inflation, not a slowing economy, remains its primary concern. Many observers interpreted the Fed's reaction to mean that the economy has hit its low and is bound for renewed strength, therefore reducing the likelihood of an interest rate cut in the near future.

Against this backdrop, most major market indexes posted positive returns for the annual and semi-annual reporting periods ended May 31, 2007, with equities exhibiting particular strength:


Total Returns as of May 31, 2007                                                      6-month        12-month
U.S. equities (Standard & Poor's 500 Index)                                            +10.29%        +22.79%
Small cap U.S. equities (Russell 2000 Index)                                           + 8.39         +18.92
International equities (MSCI Europe, Australasia, Far East Index)                      +14.08         +26.84
Fixed income (Lehman Brothers Aggregate Bond Index)                                    + 0.69         + 6.66
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)                         + 0.30         + 4.84
High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index)       + 6.02         +12.64


We expect market volatility to linger throughout the remainder of 2007. As you navigate the uncertainties, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. For more insight, we invite you to view "What's Ahead in 2007: An Investment Perspective" and "Are You Prepared for Volatility?" at www.blackrock.com/funds. We thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.


Sincerely,


(Robert C. Doll, Jr.)
Robert C. Doll, Jr.
Trust President and Trustee


THIS PAGE NOT PART OF YOUR FUND REPORT



BLACKROCK SUMMIT CASH RESERVES FUND                                MAY 31, 2007



Disclosure of Expenses


Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The following example (which is based on a hypothetical investment of $1,000 invested on December 1, 2006 and held through May 31, 2007) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The first table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders' ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the second table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.



                                                                                                  Expenses Paid
                                                              Beginning            Ending       During the Period*
                                                            Account Value      Account Value     December 1, 2006
                                                             December 1,          May 31,           to May 31,
                                                                 2006               2007               2007
Actual

Investor A                                                      $1,000           $1,022.20            $4.49
Investor B                                                      $1,000           $1,018.20            $8.55

Hypothetical (5% annual return before expenses)**

Investor A                                                      $1,000           $1,020.46            $4.48
Investor B                                                      $1,000           $1,016.42            $8.55

  * For each class of the Fund, expenses are equal to the annualized expense ratio for the class
    (0.89% for Investor A and 1.70% for Investor B), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).

 ** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.



BLACKROCK SUMMIT CASH RESERVES FUND                                MAY 31, 2007



Schedule of Investments as of May 31, 2007                       (In Thousands)


                               Face      Interest       Maturity
Issue                         Amount      Rate*           Date          Value

Certificates of Deposit--5.8%

Wells Fargo Bank,              $3,500       5.30% (a)   9/05/2007     $   3,500
NA

Total Certificates of Deposit (Cost--$3,500)                              3,500


Certificates of Deposit--Yankee--9.3%

Banque Nationale                  725       5.345       7/30/2007           725
de Paris, NY                      865       5.31       11/20/2007           865

Barclays Bank                   1,000       5.305       7/31/2007         1,000
Plc, NY                         1,000       5.305       8/08/2007         1,000

Norinchukin                     2,051       5.315       7/26/2007         2,051
Bank, NY

Total Certificates of Deposit--Yankee
(Cost--$5,641)                                                            5,641


Commercial Paper--68.7%

Aquifer Funding LLC             1,366       5.28        6/07/2007         1,365

Atomium Funding                 1,000       5.25        8/07/2007           990
LLC

BASF AG                         1,000       5.23        8/03/2007           991

Banco Santander                 1,342       5.26        7/20/2007         1,332
Puerto Rico

Bank of America                   810       5.185      11/28/2007           789
Corp.

Brahms Funding                  1,999       5.29        6/13/2007         1,996
Corp.

CC (USA) Inc.                     250       5.23        8/13/2007           247
(Centauri) (c)

Cancara Asset                   2,511       5.24        6/15/2007         2,506
Securitization Ltd.

Concord Minutemen               2,681       5.29        6/12/2007         2,677
Capital Co., LLC

Countrywide                       957       5.35        6/01/2007           957
Financial Corp.

Erasmus Capital                 1,000       5.28        6/21/2007           997
Corp.                           1,093       5.25        7/02/2007         1,088

Five Finance Inc.               1,200       5.24        8/17/2007         1,187

Gemini Securitization             600       5.25        7/10/2007           597
Corp.

General Electric                1,000       5.19        8/21/2007           988
Capital Corp.

Grampian Funding                  470       5.185      11/19/2007           458
LLC

Greenwich Capital               1,300       5.20        8/14/2007         1,286
Holdings, Inc. (c)

Lake Constance                  1,000       5.24        6/15/2007           998
Funding LLC

Mane Funding                    1,000       5.24        7/17/2007           993
Corp.

Norddeutsche                    1,500       5.24        7/11/2007         1,491
Landesbank
Girozentrale

Nyala Funding LLC               1,000       5.26        7/16/2007           994

Park Avenue                     1,000       5.27        6/20/2007           997
Receivables Co. LLC



                               Face      Interest       Maturity
Issue                         Amount      Rate*           Date          Value

Commercial Paper (concluded)

Simba Funding                  $1,274       5.24 %      6/13/2007       $ 1,272
Corp.                             723       5.24        6/18/2007           721

Skandinaviska                   1,127       5.245       6/29/2007         1,122
Enskilda Banken AB

St. George Bank Ltd.              500       5.21        8/07/2007           495

Sydney Capital                  1,184       5.27        6/06/2007         1,183
Corp.

Tango Finance                   1,000       5.24        7/06/2007           995
Corp.

Thames Asset                      500       5.24        7/09/2007           497
Global Securitization
No. 1, Inc.

Ticonderoga                       500       5.27        6/15/2007           499
Funding LLC                     1,513       5.27        6/18/2007         1,509

UBS Finance                       600       5.165      10/10/2007           589
(Delaware), LLC

UniCredito Italiano             1,295       5.15        8/10/2007         1,282
Bank (Ireland) Plc

Valcour Bay Capital               400       5.31        6/11/2007           399
Co. LLC                           600       5.31        6/13/2007           599
                                1,000       5.31        6/18/2007           997
                                1,000       5.31        7/13/2007           994

Westpac Banking                   250       5.18        8/08/2007           248
Corp.

Yorktown                        1,424       5.26        6/21/2007         1,420
Capital, LLC

Zela Finance Inc.                 870       5.30        7/16/2007           864

Total Commercial Paper (Cost--$41,609)                                   41,609


Corporate Notes--4.5%

Bank of Ireland                   700       5.32 (a)    6/19/2008           700

CC (USA) Inc.                   1,000       5.34 (a)    4/04/2008         1,000
(Centauri)

General Electric                1,000       5.445 (a)  10/17/2007         1,000
Capital Corp.

Total Corporate Notes (Cost--$2,700)                                      2,700


Funding Agreements--3.3%

Genworth Life                   2,000       5.41 (a)   10/01/2007         2,000
Insurance Co. (b)

Total Funding Agreements (Cost--$2,000)                                   2,000


U.S. Government Agency & Instrumentality
Obligations--Non-Discount--8.2%

Fannie Mae                      1,250       4.875       1/11/2008         1,250

Federal Farm                    1,000       5.25 (a)   10/05/2007         1,000
Credit Banks

Federal Home Loan                 500       4.00        6/13/2007           500
Bank System                       250       4.25        9/14/2007           250
                                  250       4.50       12/14/2007           250

Freddie Mac                       250       4.45        9/28/2007           250
                                1,000       4.705      10/11/2007         1,000
                                  500       4.725      10/19/2007           500

Total U.S. Government Agency & Instrumentality
Obligations--Non-Discount (Cost--$5,000)                                  5,000



BLACKROCK SUMMIT CASH RESERVES FUND                                MAY 31, 2007



Schedule of Investments (concluded)                              (In Thousands)


                               Face      Interest       Maturity
Issue                         Amount      Rate*           Date          Value

U.S. Treasury Notes--0.4%

U.S. Treasury Notes              $250       4.375%     12/31/2007     $     250

Total U.S. Treasury Notes (Cost--$250)                                      250

Total Investments (Cost--$60,700**)--100.2%                              60,700
Liabilities in Excess of Other Assets--(0.2%)                             (117)
                                                                      ---------
Net Assets--100.0%                                                    $  60,583
                                                                      =========


  * Commercial Paper and certain U.S. Government Agency &
    Instrumentality Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase. Other securities bear interest at the rates shown, payable at fixed dates through maturity. Interest rates on variable rate securities are adjusted periodically based on appropriate indexes. The interest rates shown are the rates in effect at May 31, 2007.

 ** The cost and unrealized appreciation (depreciation) of investments as of May 31, 2007, as computed for federal income tax purposes, were as follows:

    Aggregate cost                               $           60,701
                                                 ==================
    Gross unrealized appreciation                $             --++
    Gross unrealized depreciation                $              (1)
                                                 ------------------
    Net unrealized depreciation                  $              (1)
                                                 ==================

      ++ Amount is less than $1,000.

(a) Floating rate security.

(b) Restricted securities as to resale, representing 3.3% of net assets, were as follows:

                               Acquisition
    Issue                          Date           Cost          Value

    Genworth Life
       Insurance Co., 5.41%
       due 10/01/2007           10/02/2006       $2,000         $2,000


(c) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

    See Notes to Financial Statements.



BLACKROCK SUMMIT CASH RESERVES FUND                                MAY 31, 2007


Statement of Assets and Liabilities

As of May 31, 2007
Assets

       Investments in unaffiliated securities, at value (identified cost--$60,700,447)                            $    60,700,447
       Receivables:
           Beneficial interest sold                                                            $       257,266
           Interest                                                                                    169,613            426,879
                                                                                               ---------------
       Prepaid expenses and other assets                                                                                   21,545
                                                                                                                  ---------------
       Total assets                                                                                                    61,148,871
                                                                                                                  ---------------

Liabilities

       Bank overdraft                                                                                                       2,956
       Payables:
           Beneficial interest redeemed                                                                260,394
           Dividends to shareholders                                                                   209,819
           Manager                                                                                      25,564
           Distributor                                                                                  14,004
           Other affiliates                                                                              8,676            518,457
                                                                                               ---------------
       Accrued expenses                                                                                                    44,038
                                                                                                                  ---------------
       Total liabilities                                                                                                  565,451
                                                                                                                  ---------------

Net Assets

       Net assets                                                                                                 $    60,583,420
                                                                                                                  ===============

Net Assets Consist of

       Investor A Shares of beneficial interest, $.10 par value, unlimited number of
       shares authorized                                                                                          $     3,650,582
       Investor B Shares of beneficial interest, $.10 par value, unlimited number of
       shares authorized                                                                                                2,407,765
       Paid-in capital in excess of par                                                                                54,525,128
       Undistributed investment income--net                                                                                 1,136
       Accumulated distributions in excess of realized gains--net                                                         (1,191)
                                                                                                                  ---------------
       Net Assets                                                                                                 $    60,583,420
                                                                                                                  ===============

Net Asset Value

       Investor A--Based on net assets of $36,505,789 and 36,505,821 shares of beneficial
       interest outstanding                                                                                       $          1.00
                                                                                                                  ===============
       Investor B--Based on net assets of $24,077,631 and 24,077,655 shares of beneficial
       interest outstanding                                                                                       $          1.00
                                                                                                                  ===============

       See Notes to Financial Statements.



BLACKROCK SUMMIT CASH RESERVES FUND                                MAY 31, 2007


Statement of Operations

For the Year Ended May 31, 2007
Investment Income

       Interest and amortization of premium and discount earned                                                   $     3,476,088

Expenses

       Management fees                                                                         $       331,942
       Distribution fees--Investor B                                                                   222,353
       Accounting services                                                                              46,037
       Professional fees                                                                                44,981
       Printing and shareholder reports                                                                 42,206
       Transfer agent fees--Investor A                                                                  37,206
       Registration fees                                                                                36,021
       Transfer agent fees--Investor B                                                                  33,150
       Custodian fees                                                                                   14,211
       Trustees' fees and expenses                                                                      12,880
       Pricing fees                                                                                        878
       Other                                                                                            12,922
                                                                                               ---------------
       Total expenses                                                                                                     834,787
                                                                                                                  ---------------
       Investment income--net                                                                                           2,641,301
                                                                                                                  ---------------

Realized & Unrealized Gain--Net

       Realized gain on investments--net                                                                                        7
       Change in unrealized depreciation on investments--net                                                               73,221
                                                                                                                  ---------------
       Total realized and unrealized gain--net                                                                             73,228
                                                                                                                  ---------------
       Net Increase in Net Assets Resulting from Operations                                                       $     2,714,529
                                                                                                                  ===============

       See Notes to Financial Statements.



BLACKROCK SUMMIT CASH RESERVES FUND                                MAY 31, 2007


Statements of Changes in Net Assets

                                                                                                   For the Year Ended May 31,
Increase (Decrease) in Net Assets:                                                                 2007                2006
Operations

       Investment income--net                                                                  $     2,641,301    $     2,131,627
       Realized gain--net                                                                                    7              3,536
       Change in unrealized appreciation/depreciation--net                                              73,221            (1,517)
                                                                                               ---------------    ---------------
       Net increase in net assets resulting from operations                                          2,714,529          2,133,646
                                                                                               ---------------    ---------------

Dividends & Distributions to Shareholders

       Investment income--net:
           Investor A                                                                              (1,594,297)        (1,221,342)
           Investor B                                                                              (1,047,004)          (910,285)
       Realized gain--net:
           Investor A                                                                                     (34)            (1,735)
           Investor B                                                                                     (28)            (1,801)
                                                                                               ---------------    ---------------
       Net decrease in net assets resulting from dividends and distributions to shareholders       (2,641,363)        (2,135,163)
                                                                                               ---------------    ---------------

Beneficial Interest Transactions

       Net decrease in net assets derived from beneficial interest transactions                    (8,134,815)       (28,657,687)
                                                                                               ---------------    ---------------

Net Assets

       Total decrease in net assets                                                                (8,061,649)       (28,659,204)
       Beginning of year                                                                            68,645,069         97,304,273
                                                                                               ---------------    ---------------
       End of year                                                                              $   60,583,420     $   68,645,069
                                                                                               ===============    ===============

       See Notes to Financial Statements.



BLACKROCK SUMMIT CASH RESERVES FUND                                MAY 31, 2007


Financial Highlights

The following per share data                   Investor A                                           Investor B
and ratios have been derived
from information provided in           For the Year Ended May 31,                           For the Year Ended May 31,
the financial statements.    2007       2006      2005     2004       2003        2007      2006       2005     2004     2003
Per Share Operating Performance

Net asset value,
beginning of year          $   1.00  $   1.00   $   1.00  $   1.00  $   1.00    $   1.00  $   1.00  $   1.00   $   1.00  $   1.00
                           -------------------------------------------------    -------------------------------------------------
Investment income--net        .0433     .0312      .0130     .0050     .0111       .0355     .0235     .0060      .0011     .0035
Realized and unrealized
gain (loss)--net              .0008    --++++    (.0006)   (.0003)     .0004       .0014    --++++   (.0007)    (.0002)     .0004
                           -------------------------------------------------    -------------------------------------------------
Total from investment
operations                    .0441     .0312      .0124     .0047     .0115       .0369     .0235     .0053      .0009     .0039
                           -------------------------------------------------    -------------------------------------------------
Less dividends and
distributions:
  Investment income--net    (.0433)   (.0312)    (.0130)   (.0050)   (.0111)     (.0355)   (.0235)   (.0060)    (.0011)   (.0035)
  Realized gain--net           --++      --++       --++   (.0001)   (.0003)        --++      --++      --++    (.0001)   (.0003)
                           -------------------------------------------------    -------------------------------------------------
Total dividends and
distributions               (.0433)   (.0312)    (.0130)   (.0051)   (.0114)     (.0355)   (.0235)   (.0060)    (.0012)   (.0038)
                           -------------------------------------------------    -------------------------------------------------
Net asset value,
end of year                $   1.00  $   1.00   $   1.00  $   1.00  $   1.00    $   1.00  $   1.00  $   1.00   $   1.00  $   1.00
                           =================================================    =================================================
Total Investment Return       4.42%     3.17%      1.30%      .51%     1.15%       3.61%     2.38%      .61%       .12%      .38%
                           =================================================    =================================================

Ratios to Average Net Assets

Expenses, net of waiver        .91%      .88%       .77%      .67%      .59%       1.69%     1.64%     1.45%      1.06%     1.36%
                           =================================================    =================================================
Expenses                       .91%      .88%       .77%      .75%      .72%       1.69%     1.64%     1.54%      1.51%     1.48%
                           =================================================    =================================================
Investment income and
realized gain--net            4.33%     3.07%      1.26%      .51%     1.14%       3.54%     2.28%      .53%       .12%      .39%
                           =================================================    =================================================

Supplemental Data

Net assets, end of year
(in thousands)             $ 36,506  $ 35,333   $ 47,370  $ 59,300  $ 58,062    $ 24,078  $ 33,312  $ 49,934   $ 84,630  $127,144
                           =================================================    =================================================

     ++ Amount is less than $(.0001) per share.

   ++++ Amount is less than $.0001 per share.

        See Notes to Financial Statements.



BLACKROCK SUMMIT CASH RESERVES FUND                                MAY 31, 2007



Notes to Financial Statements


1. Significant Accounting Policies:
On September 29, 2006, Summit Cash Reserves Fund, a separate fund offering separate classes of shares of Financial Institutions Series Trust, was renamed BlackRock Summit Cash Reserves Fund (the "Fund") and BlackRock Financial Institutions Series Trust (the "Trust"), respectively. The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company, which comprises a series of separate portfolios offering separate classes of shares to select groups of purchasers. The Fund is currently the only operating series of the Trust. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. Effective October 2, 2006, Class A and Class B Shares were redesignated Investor A and Investor B Shares, respectively. Both classes of shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class and Investor B Shares bear certain expenses related to the distribution of such shares. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Effective April 2, 2007, short-term investments are valued at amortized cost, which approximates market value. Prior to April 2, 2007, portfolio securities with remaining maturities of greater than sixty days, for which market quotations were readily available, were valued at market value. As securities transitioned from sixty-one to sixty days to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value was amortized on a straight-line basis to maturity.

(b) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(c) Security transactions and investment income--Security transactions are recorded on the dates the trans-actions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders--The Fund declares dividends daily and reinvests monthly such dividends (net of non-resident alien tax and backup withholding tax) in additional fund shares at net asset value. Dividends are declared from the total of net investment income. Distributions of net realized gain, if any, on investments are paid at least annually.

(f) Securities lending--The Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Where the Fund receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Fund typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Fund receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Fund may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral. The Fund also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

(g) Bank overdraft--The Fund recorded a bank over-draft, which resulted from management estimates of available cash.



BLACKROCK SUMMIT CASH RESERVES FUND                                MAY 31, 2007



Notes to Financial Statements (continued)


(h) Reclassification--U.S. generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, during the current year, $1,136 has been reclassified between accumulated distributions in excess of net realized gains and undistributed net investment income as a result of a permanent difference attributable to the reclassification of distributions. This reclassification has no effect on net assets or net asset values per share.

(i) Recent accounting pronouncements--In July 2006, the Financial Accounting Standards Board released FASB Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes". FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. Adoption of FIN 48 is required for the last net asset value calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. The impact on the Fund's financial statements, if any, is currently being assessed.

In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. At this time, management is evaluating the implications of FAS 157 and its impact on the Fund's financial statements, if any, has not been determined.

In addition, in February 2007, FASB issued Statement of Financial Accounting Standard No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), which is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. At this time, management is evaluating the implications of FAS 159 and its impact on the Fund's financial statements, if any, has not been determined.


2. Investment Advisory Agreement and Transactions with Affiliates:
On September 29, 2006, BlackRock, Inc. and Merrill Lynch & Co., Inc. ("Merrill Lynch") combined Merrill Lynch's investment management business, Merrill Lynch Investment Managers, L.P. ("MLIM"), and its affiliates, including Fund Asset Management, L.P. ("FAM"), with BlackRock, Inc. to create a new independent company. Merrill Lynch has a 49.8% economic interest and a 45% voting interest in the combined company and The PNC Financial Services Group, Inc. ("PNC") has approximately a 34% economic and voting interest. The new company operates under the BlackRock name and is governed by a board of directors with a majority of independent members.

On August 31, 2006, shareholders of the Fund approved a new Investment Advisory Agreement with BlackRock Advisors, Inc., an indirect, wholly owned subsidiary of BlackRock, Inc. BlackRock Advisors, Inc. was reorganized into a limited liability company and renamed BlackRock Advisors, LLC., (the "Manager"). The new Investment Advisory Agreement between the Fund and the Manager became effective on September 29, 2006. Prior to September 29, 2006, FAM was the Fund's manager. The general partner of FAM is an indirect, wholly owned subsidiary of Merrill Lynch, which is the limited partner. The Fund has also entered into a separate Distribution Agreement and Distribution Plan with FAM Distributors, Inc. ("FAMD") and BlackRock Distributors, Inc.
and its affiliates ("BDI") (collectively, the "Distributor"). FAMD is a wholly owned subsidiary of Merrill Lynch Group, Inc., and BDI is an affiliate of BlackRock, Inc.



BLACKROCK SUMMIT CASH RESERVES FUND                                MAY 31, 2007



Notes to Financial Statements (continued)


The Manager is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities and equipment to provide such services to the Fund. The Manager also performs certain administrative services necessary for the operation of the Trust and the Fund. For such services, the Manager receives a fee from the Fund at the end of each month at the annual rate of .50% of the average daily net assets of the Fund. In addition, the Manager has entered into a sub-advisory agreement with BlackRock Institutional Management Corporation, an affiliate of the Manager, under which the Manager pays the Sub-Adviser for services it provides a fee that is a percentage of the management fee paid by the Fund to the Manager.

Pursuant to the Distribution Plan adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor an ongoing distribution fee accrued daily and paid monthly at the annual rate of .75% of the Fund's average daily net assets attributable to Investor B Shares. This fee is used to help defray the expenses associated with marketing activities and services related to Investor B Shares.

For the year ended May 31, 2007, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a wholly owned subsidiary of Merrill Lynch and an affiliate of each Distributor, received contingent deferred sales charges of $19,430 relating to transactions in Investor B Shares. Furthermore, MLPF&S received contingent deferred sales charges of $22 relating to transactions subject to front-end sales charge waivers in Investor A Shares.

The Manager maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. During the period September 29, 2006 to May 31, 2007, the following amounts have been accrued by the Fund to reimburse BlackRock for costs incurred running the call center, which are a component of the transfer agent fees in the accompanying Statement of Operations.

                                                   Call Center Fees

Investor A                                                     $401
Investor B                                                     $627


The Fund has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to MLPF&S or its affiliates. Pursuant to that order, the Fund has retained BlackRock Investment Management, LLC ("BIM"), an affiliate of the Manager, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. Prior to September 29, 2006, BIM was organized as Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of MLIM, and MLIM, LLC was the securities lending agent. BIM may, on behalf of the Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates.

Effective September 29, 2006, PFPC Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Manager, became the Fund's transfer agent. Prior to September 29, 2006, the Fund's transfer agent was Financial Data Services, Inc. ("FDS"), a wholly owned subsidiary of Merrill Lynch.

For the year ended May 31, 2007, the Fund reimbursed FAM and the Manager $511 and $969, respectively, for certain accounting services.

Prior to September 29, 2006, certain officers and/or trustees of the Trust were officers and/or directors of FAM, MLIM, PSI, FAMD, FDS, Merrill Lynch, and/or MLIM, LLC.

Commencing September 29, 2006, certain officers and/or trustees of the Trust are officers and/or directors of BlackRock, Inc. or its affiliates.


3. Beneficial Interest Transactions:
Net decrease in net assets derived from beneficial interest transactions was $8,134,815 and $28,657,687 for the years ended May 31, 2007 and May 31, 2006, respectively.

Transactions in shares of beneficial interest for each class were as follows:


Investor A Shares for the Year                                   Dollar
Ended May 31, 2007                            Shares             Amount

Shares sold                               30,483,168    $    30,483,168
Automatic conversion of shares               547,228            547,228
Shares issued to shareholders in
   reinvestment of dividends and
   distributions                             497,994            497,994
                                     ---------------    ---------------
Total issued                              31,528,390         31,528,390
Shares redeemed                         (30,385,949)       (30,385,949)
                                     ---------------    ---------------
Net increase                               1,142,441    $     1,142,441
                                     ===============    ===============



BLACKROCK SUMMIT CASH RESERVES FUND                                MAY 31, 2007



Notes to Financial Statements (concluded)


Investor A Shares for the Year                                   Dollar
Ended May 31, 2006                            Shares             Amount

Shares sold                               26,511,869    $    26,511,869
Automatic conversion of shares             2,887,930          2,887,930
Shares issued to shareholders in
   reinvestment of dividends and
   distributions                             972,705            972,705
                                     ---------------    ---------------
Total issued                              30,372,504         30,372,504
Shares redeemed                         (42,409,187)       (42,409,187)
                                     ---------------    ---------------
Net decrease                            (12,036,683)    $  (12,036,683)
                                     ===============    ===============



Investor B Shares for the Year                                   Dollar
Ended May 31, 2007                            Shares             Amount

Shares sold                               18,368,035    $    18,368,035
Shares issued to shareholders in
   reinvestment of dividends and
   distributions                             384,028            384,028
                                     ---------------    ---------------
Total issued                              18,752,063         18,752,063
                                     ---------------    ---------------
Automatic conversion of shares             (547,228)          (547,228)
Shares redeemed                         (27,482,091)       (27,482,091)
                                     ---------------    ---------------
Total redeemed                          (28,029,319)       (28,029,319)
                                     ---------------    ---------------
Net decrease                             (9,277,256)    $   (9,277,256)
                                     ===============    ===============



Investor B Shares for the Year                                   Dollar
Ended May 31, 2006                            Shares             Amount

Shares sold                               15,805,156    $    15,805,156
Shares issued to shareholders in
   reinvestment of dividends and
   distributions                             775,752            775,752
                                     ---------------    ---------------
Total issued                              16,580,908         16,580,908
                                     ---------------    ---------------
Automatic conversion of shares           (2,887,930)        (2,887,930)
Shares redeemed                         (30,313,982)       (30,313,982)
                                     ---------------    ---------------
Total redeemed                          (33,201,912)       (33,201,912)
                                     ---------------    ---------------
Net decrease                            (16,621,004)    $  (16,621,004)
                                     ===============    ===============


4. Distributions to Shareholders:
The tax character of distributions paid during the fiscal years ended May 31, 2007 and May 31, 2006 was as follows:


                                           5/31/2007          5/31/2006

Distributions paid from:
   Ordinary income                   $     2,640,849    $     2,135,133
   Net long-term capital gains                   514                 30
                                     ---------------    ---------------
Total taxable distributions          $     2,641,363    $     2,135,163
                                     ===============    ===============


As of May 31, 2007, there were no significant differences between the book and tax components of net assets.



BLACKROCK SUMMIT CASH RESERVES FUND                                MAY 31, 2007



Report of Independent Registered Public Accounting Firm


To the Shareholders and Board of Trustees of BlackRock Financial Institutions Series Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust (the "Trust") (formerly Summit Cash Reserves Fund of Financial Institutions Series Trust), as of May 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purposes of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2007, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust as of May 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
Princeton, New Jersey


July 19, 2007



Important Tax Information (unaudited)


The following information is provided with respect to the ordinary income distributions paid by BlackRock Summit Cash Reserves Fund for the fiscal year ended May 31, 2007:


Federal Obligation Interest*

Month Paid:     June 2006 - May 2007                                    6.04%*

Interest-Related Dividends for Non-U.S. Residents

Month Paid:     June 2006 - December 2006                              78.42%**
                January 2007 - May 2007                                88.27%**

Qualified Short-Term Capital Gains for Non-U.S. Residents

Month Paid:     June 2006 - December 2006                               0.04%**

  * The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult your tax adviser to determine if any portion of the dividends you received is exempt from state income taxes.

 ** Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.


Additionally, the Fund distributed $514 of long-term capital gains during the year ended May 31, 2007.



BLACKROCK SUMMIT CASH RESERVES FUND                                MAY 31, 2007


Officers and Trustees

                                                                                                 Number of
                                                                                                 Funds and
                                                                                                 Portfolios in  Other Public
                      Position(s)    Length of                                                   Fund Complex   Directorships
                      Held with      Time                                                        Overseen by    Held by
Name, Address & Age   Fund/Trust     Served   Principal Occupation(s) During Past 5 Years        Trustee        Trustee
Interested Trustee

Robert C. Doll, Jr.*  Trust          2005 to  Vice Chairman and Director of BlackRock, Inc.,     122 Funds      None
P.O. Box 9011         President      present  Global Chief Investment Officer for Equities,      168 Portfolios
Princeton,            and                     Chairman of the BlackRock Retail Operating
NJ 08543-9011         Trustee                 Committee, and member of the BlackRock Executive
Age: 52                                       Committee since 2006; President of the funds
                                              advised by Merrill Lynch Investment Managers, L.P.
                                              ("MLIM") and its affiliates ("MLIM/FAM-advised
                                              funds") from 2005 to 2006 and Chief Investment
                                              Officer thereof from 2001 to 2006; President of
                                              MLIM and Fund Asset Management, L.P. ("FAM")
                                              from 2001 to 2006; Co-Head (Americas Region)
                                              thereof from 2000 to 2001 and Senior Vice
                                              President from 1999 to 2001; President and Director
                                              of Princeton Services, Inc. ("Princeton Services")
                                              and President of Princeton Administrators, L.P.
                                              ("Princeton Administrators") from 2001 to 2006;
                                              Chief Investment Officer of OppenheimerFunds, Inc.
                                              in 1999 and Executive Vice President thereof from
                                              1991 to 1999.


 * Mr. Doll is a director, trustee or member of an advisory board of certain other investment companies for which BlackRock Advisors, LLC and its affiliates act as investment adviser. Mr. Doll is an "interested person," as defined in the
   Investment Company Act, of the Fund/Trust based on his positions with BlackRock,
   Inc. and its affiliates. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. As Fund/Trust
   President, Mr. Doll serves at the pleasure of the Board of Trustees.



BLACKROCK SUMMIT CASH RESERVES FUND                                MAY 31, 2007


Officers and Trustees (continued)

                                                                                                 Number of
                                                                                                 Funds and
                                                                                                 Portfolios in  Other Public
                      Position(s)    Length of                                                   Fund Complex   Directorships
                      Held with      Time                                                        Overseen by    Held by
Name, Address & Age   Fund/Trust     Served   Principal Occupation(s) During Past 5 Years        Trustee        Trustee
Independent Trustees*


James H. Bodurtha**   Trustee        2002 to  Director, The China Business Group, Inc. since     37 Funds       None
P.O. Box 9095                        present  1996 and Executive Vice President thereof from     57 Portfolios
Princeton,                                    1996 to 2003; Chairman of the Board, Berkshire
NJ 08543-9095                                 Holding Corporation since 1980; Partner, Squire,
Age: 63                                       Sanders & Dempsey from 1980 to 1993.


Kenneth A. Froot      Trustee        2005 to  Professor, Harvard University since 1992;          37 Funds       None
P.O. Box 9095                        present  Professor, Massachusetts Institute of Technology   57 Portfolios
Princeton,                                    from 1986 to 1992.
NJ 08543-9095
Age: 49


Joe Grills**          Trustee        1994 to  Member of the Committee of Investment of           37 Funds       Kimco Realty
P.O. Box 9095                        present  Employee Benefit Assets of the Association of      57 Portfolios  Corporation
Princeton,                                    Financial Professionals ("CIEBA") since 1986;
NJ 08543-9095                                 Member of CIEBA's Executive Committee since
Age: 72                                       1988 and its Chairman from 1991 to 1992;
                                              Assistant Treasurer of International Business
                                              Machines Corporation ("IBM") and Chief
                                              Investment Officer of IBM Retirement Funds from
                                              1986 to 1993; Member of the Investment Advisory
                                              Committee of the State of New York Common
                                              Retirement Fund from 1989 to 2006; Member of
                                              the Investment Advisory Committee of the Howard
                                              Hughes Medical Institute from 1997 to 2000;
                                              Director, Duke University Management Company
                                              from 1992 to 2004, Vice Chairman thereof from
                                              1998 to 2004, and Director Emeritus thereof since
                                              2004; Director, LaSalle Street Fund from 1995 to
                                              2001; Director, Kimco Realty Corporation since
                                              1997; Member of the Investment Advisory
                                              Committee of the Virginia Retirement System
                                              since 1998, Vice Chairman thereof from 2002 to
                                              2005, and Chairman thereof since 2005; Director,
                                              Montpelier Foundation since 1998 and its Vice
                                              Chairman from 2000 to 2006, and Chairman,
                                              thereof, since 2006; Member of the Investment
                                              Committee of the Woodberry Forest School since
                                              2000; Member of the Investment Committee of
                                              the National Trust for Historic Preservation
                                              since 2000.



BLACKROCK SUMMIT CASH RESERVES FUND                                MAY 31, 2007


Officers and Trustees (continued)

                                                                                                 Number of
                                                                                                 Funds and
                                                                                                 Portfolios in  Other Public
                        Position(s)  Length of                                                   Fund Complex   Directorships
                        Held with    Time                                                        Overseen by    Held by
Name, Address & Age     Fund/Trust   Served   Principal Occupation(s) During Past 5 Years        Trustee        Trustee
Independent Trustees* (concluded)


Herbert I. London       Trustee      2002 to  Professor Emeritus, New York University since      37 Funds       None
P.O. Box 9095                        present  2005; John M. Olin Professor of Humanities,        57 Portfolios
Princeton,                                    New York University from 1993 to 2005 and
NJ 08543-9095                                 Professor thereof from 1980 to 2005; President,
Age: 68                                       Hudson Institute since 1997 and Trustee thereof
                                              since 1980; Dean, Gallatin Division of New York
                                              University from 1976 to 1993; Distinguished
                                              Fellow, Herman Kahn Chair, Hudson Institute from
                                              1984 to 1985; Chairman of the Board of Directors
                                              of Vigilant Research, Inc. since 2006; Member of
                                              the Board of Directors for Grantham University
                                              since 2006; Director of AIMS since 2006; Director
                                              of Reflex Security since 2006; Director of
                                              InnoCentive, Inc. since 2006; Director of Cerego,
                                              LLC since 2005; Director, Damon Corp. from
                                              1991 to 1995; Overseer, Center for Naval
                                              Analyses from 1983 to 1993.


Roberta Cooper Ramo     Trustee      2002 to  Shareholder, Modrall, Sperling, Roehl, Harris &    37 Funds       None
P.O. Box 9095                        present  Sisk, P.A. since 1993; President, American Bar     57 Portfolios
Princeton,                                    Association from 1995 to 1996 and Member of
NJ 08543-9095                                 the Board of Governors thereof from 1994 to
Age: 64                                       1997; Shareholder, Poole, Kelly and Ramo,
                                              Attorneys at Law P.C. from 1977 to 1993;
                                              Director of ECMC Group (service provider to
                                              students, schools and lenders) since 2001; Director,
                                              United New Mexico Bank (now Wells Fargo) from
                                              1983 to 1988; Director, First National Bank of
                                              New Mexico (now Wells Fargo) from 1975 to
                                              1976; Vice President, American Law Institute
                                              since 2004.


Robert S. Salomon, Jr.  Trustee      1996 to  Principal of STI Management (investment adviser)   37 Funds       None
P.O. Box 9095                        present  from 1994 to 2005; Chairman and CEO of             57 Portfolios
Princeton,                                    Salomon Brothers Asset Management Inc. from
NJ 08543-9095                                 1992 to 1995; Chairman of Salomon Brothers
Age: 70                                       Equity Mutual Funds from 1992 to 1995; regular
                                              columnist with Forbes Magazine from 1992 to
                                              2002; Director of Stock Research and U.S. Equity
                                              Strategist at Salomon Brothers Inc. from 1975 to
                                              1991; Trustee, Commonfund from 1980 to 2001.


 * Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

** Co-Chairman of the Board of Trustees and the Audit Committee.



BLACKROCK SUMMIT CASH RESERVES FUND                                MAY 31, 2007


Officers and Trustees (concluded)

                      Position(s)    Length of
                      Held with      Time
Name, Address & Age   Fund/Trust     Served   Principal Occupation(s) During Past 5 Years
Fund/Trust Officers*


Donald C. Burke       Vice           1993 to  Managing Director of BlackRock, Inc. since 2006; Managing Director of Merrill
P.O. Box 9011         President      present  Lynch Investment Managers, L.P. ("MLIM") and Fund Asset Management, L.P.
Princeton,            and            and      ("FAM") in 2006; First Vice President of MLIM and FAM from 1997 to 2005 and
NJ 08543-9011         Treasurer      1999 to  Treasurer thereof from 1999 to 2006; Vice President of MLIM and FAM from 1990
Age: 46                              present  to 1997.


Karen Clark           Fund/Trust     2007 to  Managing Director of BlackRock, Inc. and Chief Compliance Officer of certain
P.O. Box 9011         Chief          present  BlackRock-advised funds since 2007; Director of BlackRock, Inc. from 2005 to 2007;
Princeton,            Compliance              Principal and Senior Compliance Officer, State Street Global Advisors, from 2001
NJ 08543-9011         Officer                 to 2005; Principal Consultant, PricewaterhouseCoopers, LLP from 1998 to 2001;
Age: 42                                       and Branch Chief, Division of Investment Management and Office of Compliance
                                              Inspections and Examinations, U.S. Securities and Exchange Commission, from
                                              1993 to 1998.


Alice A. Pellegrino   Secretary      2004 to  Director of BlackRock, Inc. since 2006; Director (Legal Advisory) of MLIM from 2002
P.O. Box 9011                        present  to 2006; Vice President of MLIM from 1999 to 2002; Attorney associated with MLIM
Princeton,                                    from 1997 to 1999; Secretary of MLIM, FAM, FAM Distributors, Inc. and Princeton
NJ 08543-9011                                 Services from 2004 to 2006.
Age: 47


 * Officers of the Fund/Trust serve at the pleasure of the Board of Trustees.


Further information about the Fund's Officers and Trustees is available in the Fund's Statement of Additional Information, which can be obtained without charge by calling 1-800-441-7762.



Custodian
The Bank of New York
100 Church Street
New York, NY 10286


Transfer Agent
PFPC Inc.
Wilmington, DE 19809



BLACKROCK SUMMIT CASH RESERVES FUND                                MAY 31, 2007



BlackRock Funds


BlackRock Privacy Principles


BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our Web sites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.



Availability of Additional Information


Electronic copies of most financial reports and prospectuses are available on the Fund's Web site or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund's electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisers, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1) Access the BlackRock Web site at
   http://www.blackrock.com/edelivery

2) Select eDelivery under the More Information section

3) Log into your account

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at
(800) 441-7762.



BLACKROCK SUMMIT CASH RESERVES FUND                                MAY 31, 2007



Availability of Additional Information (concluded)


Availability of Proxy Voting Policies and Procedures

The Fund has delegated proxy voting responsibilities to BlackRock and its affiliates, subject to the general oversight of the Fund's/Trust's Board of Trustees. A description of the policies and procedures that BlackRock and its affiliates use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, on our Web site at www.blackrock.com, by calling (800) 441-7762, or on the Web site of the Securities and Exchange Commission (the "Commission") at http://www.sec.gov.


Availability of Proxy Voting Record

Information on how proxies relating to the Fund's voting securities were voted (if any) by BlackRock during the most recent 12-month period ended June 30 is available, upon request and without charge, on our Web site at www.blackrock.com, by calling (800) 441-7762 or on the Web site of the Commission at http://www.sec.gov.


Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings for the first and third quarters of its fiscal year with the Commission on Form N-Q. The Fund's Forms N-Q are available on the Commission's Web site at http://www.sec.gov and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's Forms N-Q may also be obtained upon request, without charge, by calling (800) 441-7762.



Shareholder Privileges


Account Information

Call us at (800) 441-7762 8:00 AM - 6:00 PM EST to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com.


Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.


Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account is at least $10,000.


Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.



BLACKROCK SUMMIT CASH RESERVES FUND                                MAY 31, 2007



A World-Class Mutual Fund Family


BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.


Equity Funds

BlackRock All-Cap Global Resources Portfolio
BlackRock Aurora Portfolio
BlackRock Asset Allocation Portfolio++
BlackRock Balanced Capital Fund++
BlackRock Basic Value Fund
BlackRock Capital Appreciation Portfolio
BlackRock Developing Capital Markets Fund
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Focus Twenty Fund
BlackRock Focus Value Fund
BlackRock Fundamental Growth Fund
BlackRock Global Allocation Fund++
BlackRock Global Dynamic Equity Fund
BlackRock Global Financial Services Fund
BlackRock Global Growth Fund
BlackRock Global Opportunities Portfolio
BlackRock Global Resources Portfolio*
BlackRock Global Science & Technology
  Opportunities Portfolio
BlackRock Global SmallCap Fund
BlackRock Healthcare Fund
BlackRock Health Sciences Opportunities Portfolio
BlackRock Index Equity Portfolio*
BlackRock International Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio*
BlackRock International Value Fund
BlackRock Investment Trust
BlackRock Large Cap Core Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Small Cap Core Equity Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock Small Cap Value Equity Portfolio*
BlackRock Small/Mid-Cap Growth Portfolio
BlackRock S&P 500 Index Fund
BlackRock Technology Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Utilities and Telecommunications Fund
BlackRock Value Opportunities Fund


Fixed Income Funds

BlackRock Bond Fund
BlackRock Commodity Strategies Fund
BlackRock Enhanced Income Portfolio
BlackRock GNMA Portfolio
BlackRock Government Income Portfolio
BlackRock High Income Fund
BlackRock High Yield Bond Portfolio
BlackRock Inflation Protected Bond Portfolio
BlackRock Intermediate Bond Portfolio II
BlackRock Intermediate Government
  Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Managed Income Portfolio
BlackRock Short-Term Bond Fund
BlackRock Total Return Portfolio
BlackRock Total Return Portfolio II
BlackRock World Income Fund


Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio
BlackRock California Insured Municipal Bond Fund
BlackRock Delaware Municipal Bond Portfolio
BlackRock Florida Municipal Bond Fund
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock Kentucky Municipal Bond Portfolio
BlackRock Municipal Insured Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Ohio Municipal Bond Portfolio
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund


Target Risk & Target Date Funds

BlackRock Prepared Portfolios
  Conservative Prepared Portfolio
  Moderate Prepared Portfolio
  Growth Prepared Portfolio
  Aggressive Growth Prepared Portfolio
BlackRock Lifecycle Prepared Portfolios
  Prepared Portfolio 2010
  Prepared Portfolio 2015
  Prepared Portfolio 2020
  Prepared Portfolio 2025
  Prepared Portfolio 2030
  Prepared Portfolio 2035
  Prepared Portfolio 2040
  Prepared Portfolio 2045
  Prepared Portfolio 2050


  * See the prospectus for information on specific limitations on investments in the fund.

 ++ Mixed asset fund.

BlackRock mutual funds are distributed by BlackRock Distributors, Inc. and certain funds are also distributed by FAM Distributors, Inc. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund's prospectus contains this and other information and is available at www.blackrock.com or by calling 800-882-0052 or from your financial advisor. The prospectus should be read carefully before investing.


BLACKROCK SUMMIT CASH RESERVES FUND                                MAY 31, 2007


Item 2 - Code of Ethics - The registrant has adopted a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 - Audit Committee Financial Expert - The registrant's board of directors has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent: (1) Joe Grills and (2) Robert S. Salomon, Jr.

Item 4 -   Principal Accountant Fees and Services

           (a) Audit Fees -         Fiscal Year Ended May 31, 2007 - $26,500
                                    Fiscal Year Ended May 31, 2006 - $26,500

           (b) Audit-Related Fees - Fiscal Year Ended May 31, 2007 - $0
                                    Fiscal Year Ended May 31, 2006 - $0

           (c) Tax Fees -           Fiscal Year Ended May 31, 2007 - $6,100
                                    Fiscal Year Ended May 31, 2006 - $6,000

           The nature of the services include tax compliance, tax advice and tax planning.

           (d) All Other Fees -     Fiscal Year Ended May 31, 2007 - $0
                                    Fiscal Year Ended May 31, 2006 - $0

           (e)(1) The registrant's audit committee (the "Committee") has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant's affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis ("general pre-approval"). However, such services will only be deemed pre-approved provided that any individual project does not exceed $5,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

           (e)(2)  0%

           (f) Not Applicable

           (g) Fiscal Year Ended May 31, 2007 - $2,985,417
               Fiscal Year Ended May 31, 2006 - $3,130,717

           (h) The registrant's audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

           Regulation S-X Rule 2-01(c)(7)(ii) - $1,739,500, 0%

Item 5 -   Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - The registrant's Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 -  Submission of Matters to a Vote of Security Holders - The
           registrant's Nominating Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant's Secretary. There have been no material changes to these procedures.

Item 11 -  Controls and Procedures

11(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -  Exhibits attached hereto

12(a)(1) - Code of Ethics - See Item 2

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) -    Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


BlackRock Summit Cash Reserves Fund of
BlackRock Financial Institutions Series Trust


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer of
       BlackRock Summit Cash Reserves Fund of
       BlackRock Financial Institutions Series Trust


Date: July 24, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer of
       BlackRock Summit Cash Reserves Fund of
       BlackRock Financial Institutions Series Trust


Date: July 24, 2007


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke,
       Chief Financial Officer of
       BlackRock Summit Cash Reserves Fund of
       BlackRock Financial Institutions Series Trust


Date: July 24, 2007